Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Schedule of projects assets

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Project assets completed and connected to the grid
Power station cost	2,371,978	3,049,648
Less: Accumulated depreciation	(100,542)	(223,229)

Subtotal	2,271,436	2,826,419

Project assets in-process
Modules cost	30,982	26,826
Equipment, development and other cost	36,230	92,368

Subtotal	67,212	119,194

Project assets, net	2,338,648	2,945,613